SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, D. C. 20549




                                     FORM 10-Q




                 QUARTERLY REPORT PURSUANT TO SECTION 13 OR 15(d)
                      OF THE SECURITIES EXCHANGE ACT OF 1934



                   For the quarterly period ended June 30, 1996
                           Commission file number 1-9149



                             THE INTERLAKE CORPORATION


              (Exact name of registrant as specified in its charter)


     Delaware                                          36-3428543
(State or other jurisdiction of                        (I.R.S. Employer
incorporation or organization)                         Identification No.)


      550 Warrenville Road, Lisle, Illinois            60532-4387
     (Address of Principal Executive Offices)          (Zip Code)

                                 (708)   852-8800
               (Registrant's telephone number, including area code)


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.  Yes   X      No ____



As of July 15, 1996, 23,112,999 shares of the Registrant's common stock were outstanding.


                            THE INTERLAKE CORPORATION

                          PART I.  FINANCIAL INFORMATION


ITEM 1.  FINANCIAL STATEMENTS

The following consolidated financial statements as of and for the periods ended June 30, 1996 and July 2, 1995 are unaudited, but include all adjustments which the Registrant considers necessary for a fair presentation of results of operations and financial position for the applicable periods. Except as noted, all adjustments are of a normal recurring nature.

                       Consolidated Statement of Operations
                               For the Periods Ended
                          June 30, 1996 and July 2, 1995
                    (In thousands except per share statistics)


                                                              Second Quarter        Six Months
                                                              1996      1995      1996      1995
                                                           (13 Wks)  (13 Wks)  (26 Wks)  (27 Wks)
Net Sales                                                  $209,922  $206,421  $409,923  $413,319
Cost of Products Sold                                       160,548   157,153   313,343   313,132
Selling and Administrative Expense                           31,266    31,956    62,013    64,168
Operating Profit                                             18,108    17,312    34,567    36,019
Non-operating (Income) Expense                               (1,051)     (555)   (1,267)     (626)
Earnings Before Interest and Taxes                           19,159    17,867    35,834    36,645
Interest Expense                                             13,371    13,097    26,885    27,047
Interest Income                                                (339)     (280)     (829)     (751)
Income Before Taxes, Minority Interest,
   Extraordinary Item and Accounting Change                   6,127     5,050     9,778    10,349
Provision for Income Taxes                                    3,255     3,019     5,765     6,508
Income Before Minority Interest,
    Extraordinary Item and Accounting Change                  2,872     2,031     4,013     3,841
Minority Interest in Net Income of Subsidiaries               1,080     1,336     2,043     2,752
Income Before Extraordinary Item and
   Accounting Change                                          1,792       695     1,970     1,089
Extraordinary Item                                                -    (3,448)        -    (3,448)
Cumulative Effect of Accounting Change                            -         -     1,876         -
Net Income  (Loss)                                         $  1,792  $ (2,753) $  3,846  $ (2,359)
Net Income (Loss) Per Share:
        Primary Per Share Before Extraordinary Item
           and Cumulative Effect of Accounting Change         $ .08     $ .03     $ .09     $ .05
        Per Share Extraordinary Item                              -      (.15)        -      (.15)
        Per Share Cumulative Effect of Accounting Change          -         -       .08         -
    Primary Net Income (Loss) Per Share                       $ .08     $(.12)    $ .17     $(.10)
        Fully Diluted Per Share Before Extraordinary Item
           and Cumulative Effect of Accounting Change         $ .05     $ .02     $ .06     $ .03
        Per Share Extraordinary Item                              -      (.11)        -      (.11)
        Per Share Cumulative Effect of Accounting Change          -         -       .06         -
   Fully Diluted Net Income (Loss) Per Share                  $ .05     $(.09)    $ .12     $(.08)
Weighted Average Shares Outstanding
   Primary                                                   23,074    22,570    23,074    22,570
   Fully Diluted                                             31,456    30,204    31,456    30,204

                             THE INTERLAKE CORPORATION
                            Consolidated Balance Sheet
                       June 30, 1996 and  December 31, 1995
                               (Dollars in thousands)


Assets                                                                        1996       1995

Current Assets:
      Cash and cash equivalents                                           $  29,206  $  41,562
      Receivables, less allowances for doubtful accounts of
       $2,955 at June 30, 1996 and $3,425 at December 31, 1995              131,003    132,331
      Inventories - Raw materials and supplies                               22,521     23,590
                  - Semi-finished and finished products                      56,681     55,140
      Other current assets                                                   15,853     15,100
               Total Current Assets                                         255,264    267,723

Other Assets                                                                 42,337     43,269

Property, Plant and Equipment, at cost                                      407,707    402,125
Less - Depreciation and amortization                                       (259,252)  (253,315)
                                                                            148,455    148,810

               Total Assets                                                $446,056   $459,802


Liabilities and Shareholders' Equity (Deficit)

Current Liabilities:
      Accounts payable                                                     $ 70,528   $ 75,266
      Accrued liabilities                                                    39,650     47,464
      Interest payable                                                       11,235     11,150
      Accrued salaries and wages                                             15,534     15,648
      Income taxes payable                                                   14,799     14,665
      Debt due within one year                                                4,231      3,759
               Total Current Liabilities                                    155,977    167,952
Long-Term Debt                                                              437,248    439,856
Other Long-Term Liabilities and Deferred Credits                            100,721    104,516

Preferred Stock - 2,000,000 shares authorized
      Convertible Exchangeable Preferred Stock - Redeemable,
       par value $1 per share, issued 40,000 shares (liquidation value
       $57,059 at June 30, 1996 and $54,602 at December 31, 1995)            39,155     39,155
Shareholders' Equity (Deficit):
      Common stock, par value $1 per share, authorized
       100,000,000 shares, issued 23,228,695 shares                          23,229     23,229
      Additional paid-in capital                                              7,247     13,504
      Cost of common stock held in treasury (115,696 shares at
       June 30, 1996 and 412,500 shares at December 31, 1995)                (2,700)    (9,625)
      Accumulated deficit                                                  (289,355)  (293,201)
      Unearned compensation                                                  (8,110)    (8,950)
      Accumulated foreign currency translation adjustments                  (17,356)   (16,634)
                                                                           (287,045)  (291,677)

               Total Liabilities and Shareholders' Equity (Deficit)        $446,056   $459,802

                             THE INTERLAKE CORPORATION
                       Consolidated Statement of Cash Flows
                For the Periods Ended June 30,1996 and July 2, 1995
                                  (In thousands)





                                                         1996        1995
                                                       (26 Wks)    (27 Wks)

Cash flows from (for) operating activities:
      Net income                                       $  3,846   $ (2,359)
      Adjustments to reconcile net income to net
       cash provided by operating activities:
         Depreciation and amortization                   10,294     10,389
         Extraordinary item                                   -      3,448
         Cumulative effect of accounting change          (1,876)         -
         Other operating adjustments                        822      2,132
         (Increase) decrease in working capital:
           Accounts receivable                              159      3,178
           Inventories                                   (1,068)    (7,550)
           Other current assets                            (842)    (3,179)
           Accounts payable                              (2,914)    (3,636)
           Other accrued liabilities                    (10,247)    (8,909)
           Income taxes payable                              73      1,740
               Total working capital change             (14,839)   (18,356)

Net cash provided (used) by operating activities         (1,753)    (4,746)

Cash flows from (for) investing activities:
      Capital expenditures                              (10,013)    (7,205)
      Proceeds from disposal of PP&E                        135         90
      Acquisitions                                         (310)         -
      Other investment flows                                266        691

Net cash provided (used) by investing activities         (9,922)    (6,424)

Cash flows from (for) financing activities:
      Proceeds from issuance of long-term debt                -    110,127
      Retirements of long-term debt                      (2,028)  (106,003)
      Debt issuance costs                                     -     (5,513)
      Other financing flows                               1,005      1,207

Net cash provided (used) by financing activities         (1,023)      (182)

Effect of exchange rate changes                             342     (1,139)

Increase (Decrease) in cash and cash equivalents        (12,356)   (12,491)

Cash and cash equivalents, beginning of period           41,562     39,708

Cash and cash equivalents, end of period               $ 29,206   $ 27,217

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 - Financial Statements

The information furnished in these financial statements is unaudited.

The Registrant and its subsidiaries are referred to herein on a consolidated basis as the Company.

Note 2 - Postretirement Benefits/Accounting Change

Based on a review of postretirement life and medical claims cost experience, the Company changed the assumptions used to calculate the Accumulated Postretirement Benefit Obligation (APBO) required by Statement of Financial Accounting Standards No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions." The annual rate of increase of per capita claims cost was changed from 12% in 1996, decreasing by 1% per year to 6% in 2002, to 7% in 1996, decreasing by 1/2% per year to 5% in 2000 and remaining at that level thereafter. In addition, the method for determining expected future medical claims was revised to reflect recent claims experience. The previously used method applied a weighting factor to recent experience. These actuarial assumption changes resulted in an expense reduction of $1.5 million in the second quarter of 1996.

The Company changed its method of amortizing unrecognized actuarial gains and losses to amortize them over a five year period. The method previously used was to amortize any unrecognized gain or loss in excess of 10% of the APBO amount over fifteen years. This change has been accounted for as a change in accounting principle, the cumulative effect of which was recorded as of the beginning of the year. As a result, 1996 year-to-date income was increased by $1.9 million.

Note 3 - Computation of Common Share Data

The weighted average number of common shares outstanding used to compute primary net income per share was 23,074,000 for 1996 and 22,570,000 for 1995, and for fully diluted net income per share was 31,456,000 for 1996 and 30,204,000 for 1995.

Note 4 - LIFO Inventories

The liquidation of LIFO inventories benefited income before taxes in the first six months of 1995 by $.8 million.

Note 5 - Income Taxes

The effective tax rate was 59.0% and 62.9% for the 1996 and 1995 six month periods, respectively. Because most of the Company's interest expense is borne in the United States at the parent company level, the Company had substantial taxable income in foreign and state jurisdictions. Taxes due to foreign authorities were not offset by U.S. federal income tax benefits.

Note 6 - Environmental Matters

In connection with the reorganization of the old Interlake, Inc. (now Acme Steel Company ("Acme")) in 1986, the Company, then newly-formed, indemnified Acme against certain environmental liabilities relating to properties which had been shut down or disposed of by Acme's iron and steel division prior to the 1986 reorganization. As of June 30, 1996, the Company's reserves for environmental liabilities totaled $3.7 million, most of which relates to the Acme indemnification.

Based on its current estimate of its potential environmental liabilities, including all contingent liabilities, individually and in the aggregate, asserted and unasserted, the Company believes that the costs of environmental matters have been fully provided for or are unlikely to have a material adverse effect on the Company's business, future results of operations, liquidity or consolidated financial condition. In arriving at its current estimate of its potential environmental liabilities, the Company has relied upon the estimates and analysis of its environmental consultants and legal advisors, as well as its own evaluation, and has considered: the probable scope and cost of investigations and remediations for which the Company expects to have liability; the likelihood of the Company being found liable for the claims asserted or threatened against it; and the risk of other responsible parties not being able to meet their obligations with respect to clean-ups. In estimating its potential environmental liabilities, the Company has not taken into consideration any potential recoveries from insurance companies, although in May 1994, the Company instituted an action seeking a declaratory judgment against and recoveries from insurers under policies covering nearly 30 years. The parties are in discovery and trial is tentatively set for April 1997. The Company's estimate has not been discounted to reflect the time-value of money, although a significant delay in implementation of certain of the remedies thought to be probable could result in cost estimates increasing due to inflation.

The Company's current estimates of its potential environmental liabilities are subject to considerable uncertainty due to continuing uncertainty surrounding one of the sites for which the Company is responsible pursuant to its indemnity of Acme -- namely, the Superfund site on the St. Louis River in Duluth, Minnesota (the "Duluth Site"). These uncertainties relate to both the clean-up of certain contaminated soils at the site, as well as the remediation of certain underwater sediments. In the light of these uncertainties, the Company's estimates could be subject to change in the future.

With respect to the contaminated soils, the Minnesota Pollution Control Agency ("MPCA") on September 27, 1995, issued a Record of Decision selecting a remedy consistent with the anticipated industrial development of the site. The Company has contracted for, and commenced the implementation of, the portions of the selected soils remedy for which it is responsible. Based on estimates of consultants and work to date, the Company expects the cost of such implementation to be between $3 million and $5 million. The Company expects the soils remediation to be substantially completed by the end of 1996.

With respect to the underwater sediments, the MPCA has requested the Company to undertake an investigation and to evaluate remedial alternatives. The
Company's consultants commenced this investigation in February 1996.   The
Company believes that any estimate of the potential costs of remediating the underwater sediments will not be meaningful until the investigation is completed and possible remedial alternatives are reviewed by the Company and the MPCA. The Company also believes that the range of reasonable remedial alternatives for the underwater sediments includes that of taking no action, thereby avoiding the disruption of the natural remediation of the underwater sediments which has been underway for over 30 years. Thus, the Company believes the minimum of the range of costs of remedial alternatives to be zero, and to date has made provision for only the investigation, and not for the clean-up, of underwater sediments. If after investigation a clean-up is determined to be appropriate, the range of costs would likely be dependent in part upon whether the remedy selected called for treating contamination in place, which might cost several millions of dollars, or provided for removal and treatment of contaminated sediments, which could cost tens of millions of dollars.

In March 1996, the citizens' board of the MPCA named the successors to certain coal tar processors at the Duluth Site (the "tar companies") as additional responsible parties for a portion of the underwater sediments operable unit. The Company believes that the tar companies are the cause of a significant portion of the underwater contamination of the site, while the tar companies to date have maintained that their contributions were minimal.

The Company's current expectation is that cash outlays related to its outstanding reserves for environmental matters largely will be made over the period of 1996 and 1997. If the Company ultimately determines that additional charges are necessary in connection with the Duluth Site, the Company believes it is likely that cash outlays would occur near the end of the decade, or later.

Note 7 - Commitments and Contingencies

The Company is engaged in certain routine litigation arising in the ordinary course of business. Based upon its evaluation of available information, management does not believe that any such matters are likely, individually or in the aggregate, to have a material adverse effect upon the Company's business future, results of operations, liquidity or consolidated financial condition.

On July 9, 1990, the City of Toledo, Ohio (the "City"), brought an action in federal district court (the "Court") in Toledo against the Company, Acme Steel Company ("Acme" or the "old Interlake" and, together with the Company, the "Interlake defendants"), Beazer Materials and Services, Inc., succeeded by Beazer East, Inc. ("Beazer") and Toledo Coke Corporation ("Toledo Coke") in connection with the alleged contamination of a 1.7 acre parcel of land the City had purchased from Toledo Coke for purposes of widening a road. The City alleged various claims under the Resource Conservation Recovery Act ("RCRA") and the Comprehensive Environmental Response, Compensation and Liability Act ("CERCLA"), and under common law. The Company's alleged liability arises from its indemnification obligations with respect to Acme, which as the old Interlake operated coke ovens and by-product recovery facilities on the site from 1930 through 1978. In 1978 the old Interlake sold the coke plant to Koppers Company, Inc., which was later acquired by Beazer, and which agreed to indemnify the Interlake defendants against environmental liabilities. Koppers, in turn, sold the facility to Toledo Coke. The Interlake defendants cross-claimed against Beazer under its indemnity. In June 1995, the Court denied the City's motion for an injunction under RCRA compelling the defendants to clean up the Toledo Coke site. The City is appealing the Court's ruling. In January 1996, the Court ruled that the Interlake defendants were liable under CERCLA for costs of investigation incurred by the City, and for future costs of remediation to the extent they are consistent with the National Contingency Plan under Superfund. The City represents its costs of investigation to have been approximately $.4 million and the costs of future remediation to be between $4 million and $10 million. In between the RCRA and the CERCLA rulings, the Court, in November 1995 granted the Interlake defendants' motion for summary judgment seeking indemnification by Beazer for the liabilities alleged by the City. Beazer has appealed the indemnification ruling.

On March 10, 1995, SC Holdings, Inc., a subsidiary of Waste Management International Plc ("SC Holdings"), filed a complaint in federal district court in Trenton, New Jersey, against Hoeganaes Corporation, an Interlake subsidiary, and numerous other defendants, seeking to recover amounts expended or to be expended in the remediation of the Cinnaminson Groundwater Contamination Site in Burlington County, New Jersey. SC Holdings claims to have spent approximately $10 million in investigation and remediation, and purportedly estimates the total costs of investigation and remediation to be approximately $60 million. The site is a broadly-defined Superfund site which encompasses a landfill formerly operated by SC Holdings and may also include the groundwater under Hoeganaes' Riverton, New Jersey, facility. Hoeganaes may have shipped certain materials to the landfill. SC Holdings alleges that Hoeganaes has liability as both an owner/operator and a generator. In November 1995, the named defendants filed a complaint against numerous third-party defendants, bringing the total number of defendants in the matter to approximately 100. The parties to the litigation are presently engaged in a court-supervised non-binding allocation process which is presently expected to last until mid-1997. The Company believes it has meritorious defenses to both of the alleged bases of liability.

Note 8 - Extraordinary Item

During the second quarter of 1995, the Company issued $100.0 million of 12% Senior Notes due in 2001, the proceeds of which were used to retire a portion of the Company's bank debt. Debt issuance costs of $3.4 million associated with the retired debt were written off and shown as an extraordinary item.

Note 9 - Sale of Packaging Businesses

The Company is presently in negotiation for the potential sale of its packaging businesses. Any sale would be subject to a number of conditions, including the signing of definitive purchase agreements, the obtaining by the buyer of firm financing commitments, the completion of governmental approval processes, and the approval of certain other third parties, including the Company's bank group. If consummated, the transaction is expected to close by September.


ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS AND FINANCIAL CONDITION

Results of Operations
Second Quarter 1996 Compared with Second Quarter 1995

Net sales of $209.9 million in the quarter ended June 30, 1996, compared with net sales of $206.4 million in the prior year period. Sales in the Engineered Materials segment for the second quarter increased 8% to $67.5 million, due to higher fabrication and repair sales at Aerospace Components. Sales in the Handling/Packaging Systems segment declined 1% to $142.4 million, due mainly to lower Handling sales in North America and the effect of exchange rate changes which generated a sales decrease of $2.7 million compared with 1995. Operating profit increased 5% to $18.1 million from $17.3 million in 1995. Net income of $1.8 million, or $.05 per share, for the 1996 quarter compared with a net loss of $2.8 million, or $.09 per share, for the second quarter of 1995.

Net results in both periods were affected by adjustments. Based on favorable claims experience the Company changed the assumptions used in the calculation of the liability for postretirement life and medical benefits, which resulted in a favorable expense adjustment of $1.5 million which affected both operating and non-operating income in the second quarter of 1996. In the second quarter of 1995, an extraordinary item of $3.4 million was recorded to write off deferred debt issuance costs related to the early retirement of a portion of the Company's bank debt.

Segment Results

The Company's businesses are organized into two segments: Engineered Materials and Handling/ Packaging Systems. Businesses in Engineered Materials are Special Materials (ferrous metal powders) and Aerospace Components (precision aerospace component fabrication and aviation repair). Businesses in Handling/Packaging Systems are Handling (U.S. and international material handling operations) and Packaging (U.S. and international packaging operations).

                                               Second Quarter Segment Results
                                                Net Sales     Operating Profit
                                              1996    1995      1996     1995
                                                      (in millions)

Engineered Materials
       Special Materials                    $ 43.8  $ 45.4
       Aerospace Components                   23.7    17.1
                                              67.5    62.5     $11.2    $10.4

Handling/Packaging Systems
       Handling                              107.1   107.9
       Packaging                              35.3    36.0
                                             142.4   143.9       7.7      7.6
Corporate Items                                                  (.8)     (.7)

Consolidated Totals                         $209.9  $206.4     $18.1    $17.3



Engineered Materials

Sales in the Engineered Materials segment for the second quarter increased 8% to $67.5 million, due to higher fabrication and repair sales at Aerospace Components.

For the second quarter, Special Materials' metal powder sales decreased 3% compared with the same period last year, as volume was affected by lower shipments to the automotive industry in the aftermath of the General Motors strike. Profit declined 8% for the quarter, due mainly to the effects of lower volume, partially offset by an adjustment in expense for postretirement life and medical benefits.

Aerospace Components' second quarter sales increased 39% compared with the 1995 period, due to significantly higher sales of fabricated components and improved repair volume. Profit for the quarter increased 111%, due to the higher volume, a favorable product mix in aviation repair and improved manufacturing performance.

Order backlogs in this segment were $151.3 million at the end of the quarter, down from $174.6 million at the end of the second quarter of 1995. Special Materials' backlog was down 49%, due to lower order rates and customer inventory reduction efforts. Aerospace Components' backlog increased 7%, including a significant follow-on order for the Rolls-Royce Trent 800 engine program.

Handling/Packaging Systems

Sales in the Handling/Packaging Systems segment declined 1% to $142.4 million, due mainly to lower Handling sales in North America and the effect of exchange rate changes.

For the second quarter, Handling's sales (at comparable exchange rates) increased 1% compared with the 1995 period. Sales increased 6% in both Europe and the Asia Pacific region, while North American sales were down 4%. Handling's profit was down 6% (at comparable exchange rates) compared with the second quarter of 1995. Lower margins in Europe and Asia Pacific caused by competitive conditions were partially offset by lower SG&A costs in Europe. Lower steel and operating costs in North America more than offset the impact of lower sales.

Packaging's second quarter 1996 sales (at comparable exchange rates) declined 1% compared with the 1995 period. Profit increased 30%, reflecting improved margins at most units.

Order backlogs in this segment were $102.5 million at the end of the second quarter, up from $99.3 million at the end of the second quarter of 1995 (at comparable exchange rates), as the backlog at Handling Asia Pacific reached a record level on strong Pacific Rim orders.

First Half 1996 Compared with First Half 1995

For the first six months of 1996, net sales declined 1% to $409.9 million from $413.3 million, however, 1995 was a 27-week period and 1996 was a 26-week period. Also, changes in exchange rates generated a sales decrease of $3.7 million compared with 1995. Operating profit dropped 4% to $34.6 million from $36.0 million a year earlier due to the shorter period. Selling, general and administrative expenses were 15.1% of sales for the first half of 1996, compared with 15.5% of sales for the 1995 period. Net income of $3.8 million, or $.12 per share, compared with a net loss for the 1995 period of $2.4 million, or $.08 per share. In addition to the postretirement life and medical assumption changes described above, the 1996 first half results included a $1.9 million ($.06 per share) benefit from the cumulative effect of a change in accounting for postretirement life and medical benefits calculated under FAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions."

Net income in the first half of 1995 was reduced by the $3.4 million ($.11 per share) extraordinary item. Income before the accounting change was $2.0 million, or $.06 per share, in the 1996 period, up from income before the extraordinary item of $1.1 million, or $.03 per share, in the 1995 period.

                                                 Six Month Segment Results
                                              Net Sales      Operating Profit
                                            1996    1995      1996      1995
                                                     (in millions)

Engineered Materials
       Special Materials                  $ 87.1  $ 93.5
       Aerospace Components                 42.1    33.8
                                           129.2   127.3     $20.3     $21.2

Handling/Packaging Systems
       Handling                            210.6   213.8
       Packaging                            70.1    72.2
                                           280.7   286.0      15.2      15.8
Corporate Items                                                (.9)     (1.0)

Consolidated Totals                       $409.9  $413.3     $34.6     $36.0

Engineered Materials

For the first six months of 1996, sales were up 1% from 1995, and profit decreased 4%. Special Materials' sales declined 7% and profit declined 17%. As in the quarter, volume was affected by lower shipments to the automotive industry. Aerospace Components' sales increased 25% and profit increased 97% due to higher fabrication and repair volume, a favorable product mix in aviation repair and improved manufacturing performance.

Handling/Packaging Systems

Sales for the first six months of 1996 decreased 2% from 1995, and profit decreased 4%. Handling sales (at comparable exchange rates) were even with the 1995 period and profit was down 5% due to the same factors noted above in the comments on the second quarter. Packaging's sales (at comparable exchange rates) declined 2%, with higher sales at the U.K. operations offset by lower North American sales. Profit increased 6% due to higher selling prices, lower raw material costs and lower SG&A expenses.

Financial Condition

The Company's total debt at the end of the second quarter was $441.5 million, down $2.1 million from year-end 1995. Cash totaled $29.2 million at the end of the quarter, compared with $41.6 million at the end of 1995, reflecting increased working capital requirements and capital expenditures. Capital expenditures of $6.3 million during the quarter brought the year-to-date total to $10.0 million, compared with $7.2 million for the first six months of 1995. The Company anticipates that 1996 capital spending will be approximately $27.0 million.

Under its bank credit agreement, the Company has available revolving facilities of up to an additional $40.2 million over the June 30, 1996 revolving indebtedness. Based on current levels of performance, the Company believes its cash resources and the bank credit facility provide adequate liquidity.

Sale of Packaging Businesses

As previously announced, the Company is presently in negotiation for the potential sale of its packaging businesses. Any sale would be subject to a number of conditions, including the signing of definitive purchase agreements, the obtaining by the buyer of firm financing commitments, the completion of governmental approval processes, and the approval of certain other third parties, including the Company s bank group. If consummated, the transaction is expected to close by September.


                           PART II. - OTHER INFORMATION

ITEM 1.  LEGAL PROCEEDINGS
The nature of the Company's business is such that it is regularly involved in legal proceedings incidental to its business. None of these proceedings is material within the meaning of regulations of the Securities and Exchange Commission.

The Company is a party in certain litigation and a proceeding before a governmental agency which relate to the contamination of the environment. These matters are described in Note 6 and Note 7 of Notes to Consolidated Financial Statements included herein. Reference is also made to the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 1995, Part I, Item 3--Legal Proceedings.

ITEM 4.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
On April 25, 1996, at the annual meeting of the Corporation, John A. Canning, Jr., James C. Cotting and Quentin C. McKenna were reelected as directors to serve until the 1999 annual meeting of the Corporation. The vote tally was:

                                For        Withheld   Broker non-votes
Election of Directors:
John A. Canning, Jr.       18,167,881   1,405,161         0
James C. Cotting           18,159,127   1,413,915         0
Quentin C. McKenna         18,157,128   1,415,914         0

ITEM 6.  EXHIBITS AND REPORTS ON FORM 8-K
(a)     Exhibits

        Exhibit 18.  Letter re: Change in Accounting Principle
        Exhibit 27.  Financial Data Schedule

(b)     Reports on Form 8-K

        Current Report on Form 8-K dated April 15, 1996.


                                     SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            THE INTERLAKE CORPORATION



July 26, 1996                               /s/STEPHEN GREGORY
                                            Stephen Gregory
                                            Vice President - Finance
                                            and Chief Financial Officer